Summary of Significant Accounting Policies and Basis of Presentation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Common stock price	$ 5.7	$ 3.00
Expected volatility	220.00%	2.33%
Expected term	2 months 30 days	1 year 2 months 30 days
Risk free rate	1.55%	2.56%
Forfeiture rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%